(John Hancock Multifactor Emerging Markets ETF)
 INVESTMENT OBJECTIVE
To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Emerging Markets Index (the Index).
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Multifactor Emerging Markets ETF)	ETF
Management fee	0.60%
Other expenses	0.27%	[1]
Total annual fund operating expenses	0.87%
Contractual expense reimbursement	(0.32%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	0.55%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.55% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Multifactor Emerging Markets ETF)	1 Year	3 Years
ETF | USD ($)	56	246

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of the fund's prospectus, there is no portfolio turnover to report.

 PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the fund's Index, in depositary receipts representing securities included in the fund's Index, and in underlying stocks in respect of depositary receipts included in the fund's Index. The Index is designed to comprise a subset of securities of companies associated with emerging markets, which may include frontier markets (emerging markets in an earlier stage of development). Eligible companies are generally considered to be those with market capitalizations in the top 80% of an eligible country and the top 85% of all companies in eligible countries at the time of reconstitution. The selection and weighting of securities in the Index involves a rules-based process that may sometimes be referred to as multifactor investing, factor-based investing, strategic beta, or smart beta. With respect to each country, companies are classified according to their market capitalization, relative price, and profitability.

Weights for individual companies are determined by adjusting their free-float adjusted market capitalization weight within the universe of eligible companies so that companies with smaller market capitalizations, lower relative price and higher profitability generally receive an increased weight relative to their unadjusted weight, and vice versa.

This process can be summarized as follows:

  Adjustments for market capitalization: Company weights are generally determined on a country specific basis and based primarily on market capitalization. Within each country, eligible companies are assigned into size groups, with the intent of increasing the weights of smaller companies within the eligible universe and decreasing weights of larger companies within the eligible universe. Companies in the smaller market capitalization group will have a larger size-adjustment factor applied to their free-float market capitalization. Companies in the larger market capitalization group will receive a lower size adjustment factor.

  Adjustments for relative price and profitability: Adjustments for relative price and profitability may be implemented within each country. Within each country, companies (other than real estate investment trusts (REITs), or REIT-like entities) are assigned to a relative price group and to a profitability group. REITs and REIT-like entities are types of real estate companies that pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. REITs or REIT-like entities are generally assigned to separate relative price and profitability groups. Relative price adjustment factors are assigned with the intent of increasing the weights of companies with lower relative prices and decreasing the weights of companies with higher relative prices. Similarly, profitability adjustment factors are assigned with the intent of increasing the weights of companies with higher profitability and decreasing the weights of companies with lower profitability.

  Securities are then weighted after taking into account their free-float, size, relative price and profitability adjustments, subject to a cap of 4% on a single company at time of reconstitution. The weight of any single company engaged in a securities-related business will be reduced if such company's weight reaches or exceeds 4.75% between reconstitutions.

The Index is reconstituted and rebalanced on a semiannual basis. The fund, using an indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular country, region, industry or group of industries to the extent the Index concentrates in a country, region, industry or group of industries.

As of the date of the fund's prospectus, the following countries are currently designated as eligible countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. The list of designated eligible countries may vary over time. In addition, the fund may continue to hold investments in countries that are not currently designated as an eligible country, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously eligible country. The Index may include securities associated with an eligible country, such as: (a) securities of a company that is incorporated and domiciled within an eligible country and that has an issued security that trades on an eligible exchange in an eligible country; (b) securities of a company that derives significant revenues or profits from goods produced or sold, investments made, or services performed in an eligible country; (c) securities of a company that holds significant assets in an eligible country; (d) securities of companies in eligible countries in the form of depositary shares; or (e) securities that provide financial exposure to and derive their value from securities issued by a company in an eligible country. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the eligible countries.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and the fund's shares will fluctuate in price, meaning you could lose money.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active trading market risk. Active trading markets for fund shares may not be developed or maintained by market makers or authorized participants. Market makers are not obligated to make a market in the fund's shares or to submit purchase or redemption orders for creation units.

Authorized participant concentration risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

ETF trading risk. The market price of shares may include a bid-ask spread (the difference between the prices at which investors are willing to buy and sell shares), which may vary over time and may increase for various reasons, including decreased trading volume or reduced market liquidity.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Index risk. Because the fund is not "actively" managed, its performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Premium/discount risk. The NAV of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the fund's holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Given that the fund invests in foreign securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Tracking error risk. The fund's portfolio composition and performance may vary substantially from that of the Index due to factors such as the fees and expenses of the fund, transaction costs, differences in accrual of dividends, delays in the fund's implementation of changes to the Index, pricing differences in the treatment of corporate actions, or the need to meet new or existing regulatory requirements (including in local markets). Tracking error risk may be heightened in volatile markets or under other unusual market conditions.

Trading issues risk. Trading in shares on NYSE Arca, Inc. (NYSE Arca) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.

Value investment style risk. Value stocks, as a category, may underperform other segments of the market or the market as a whole and following a value-oriented investment strategy may cause the fund, at times, to underperform equity funds that employ a different investment style.

 PAST PERFORMANCE

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of the fund's prospectus, there is no past performance to report.